15. Stock Options and Warrants: Schedule of Share-based Compensation, Activity (Details) (USD $)	3 Months Ended
Dec. 31, 2013
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	3,598,554
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 1.33
Share-based compensation arrangement by share-based payment award, Options, Grants in period	7,050,122
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	10,648,676
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	9,388,676
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.19